Consolidated Balance Sheets (Parenthetical) (USD $) In Millions, except Per Share data, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Consolidated Balance Sheets
Preferred stock, par value (in dollars per share)	$ 0.01	$ 0.01
Preferred stock, shares authorized	0.1	0.1
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01
Common stock, shares authorized	3,200	3,200
Common stock, shares issued	1,640	1,624
Common stock, shares outstanding	1,298	1,363
Treasury stock, shares	340	259
Shares held in trust, shares	2	2